Segment reporting	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2021	2020	2021	2020
	Note	€m	€m	€m	€m
Profit for the period		51.2	62.6	100.5	110.0
Taxation		13.9	16.4	28.3	33.8
Net financing costs	7	35.1	16.5	75.4	28.5
Depreciation & amortization		16.8	16.9	33.6	34.7
EBITDA		117.0	112.4	237.8	207.0
Acquisition purchase price adjustments		—	—	2.3	—
Exceptional items	6	4.3	4.2	15.1	24.8
Other add-backs		1.8	2.2	5.4	6.9
Adjusted EBITDA		123.1	118.8	260.6	238.7

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €0.9 million for the three months ended June 30, 2021 (2020: €2.0 million) and €1.5 million for the six months ended June 30, 2021 (2020: €5.9 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €0.9 million for the three months ended June 30, 2021 (2020: €0.2 million) and €3.9 million for the six months ended June 30, 2021 (2020: €1.0 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
United Kingdom	186.3	179.0	381.7	381.4
Italy	92.1	96.9	219.8	222.7
Germany	87.9	87.9	202.4	199.1
France	43.1	50.6	94.8	102.7
Sweden	34.2	35.3	74.0	79.8
Austria	30.9	30.4	69.2	65.2
Norway	27.0	22.4	58.5	53.4
Spain	18.7	20.2	37.3	43.9
Rest of Europe	75.6	76.3	165.5	133.7
Total external revenue by geography	595.8	599.0	1,303.2	1,281.9